Filed Pursuant to Rule 497(e)
1933 Act File No. 033-75116
1940 Act File No. 811-08352

LKCM Funds
LKCM Small Cap Equity Fund
(Institutional Class)
(Adviser Class)
LKCM Small-Mid Cap Equity Fund
(Institutional Class)
(Adviser Class)
LKCM Aquinas Small Cap Fund

August 11, 2014

EXPLANATORY NOTE

On behalf of the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund and LKCM Aquinas Small Cap Fund, each a series of LKCM Funds (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on July 25, 2014; such form of Supplement (Accession Number 0000894189-14-003312) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE